BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
2. BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
2.a. Statement of compliance
The consolidated financial statements were prepared and are being presented in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board.
2.b. Basis of preparation and presentation
The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS Accounting Standards.
The Company prepared the consolidated financial statements based on the assumption of operational continuity.
An asset is classified as current when it meets any of the following criteria: (a) it is expected to be realized, or is intended to be sold or consumed, in the normal course of the entity's operating cycle; (b) it is held primarily for the purpose of being traded; (c) it is expected to be realized within twelve months after the balance sheet date; or (d) it is cash or a cash equivalent, unless its exchange or use to settle a liability is prohibited for at least twelve months after the balance sheet date.
A liability is classified as current when it meets any of the following criteria: (a) it is expected to be settled during the entity's normal operating cycle; (b) it is held primarily for the purpose of being traded; (c) it is expected to be settled within twelve months after the balance sheet date; or (d) the entity does not have the right, at the balance sheet date, to defer settlement of the liability for at least twelve months after that date.
The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.
The Statements of Cash Flows were prepared in accordance with IAS 7 and reflect the changes in cash that occurred in the years presented, using the indirect method.
Due to the reverse stock split and stock split processes that occurred in 2025, described in note 24.a.2), the comparative information as of December 31, 2024 and 2023, relating the number of shares presented in Note 24, as well as the calculation of basic and diluted earnings per share, disclosed in the income statements and in Note 24.i, has been adjusted.
The Board of Directors authorized the issuance of this consolidated financial statements at the meeting held on February 12, 2026.
2.c. Functional and reporting currency
The Company’s financial statements for the years ended December 31, 2025, 2024 and 2023 are presented in thousands of Brazilian Real/Reais (R$) (unless otherwise mentioned). The Company's functional and presentation currency is the Real (R$).
Transactions in foreign currency are converted into the Real as follows: (i) assets, liabilities and equity (except share capital and capital reserves) are converted at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are converted at the average exchange rate, except for specific operations that are converted at the rate on the date of the transaction; and (iii) share capital and capital reserves are converted at the rate on the date of the transaction.
Gains and losses resulting from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses resulting from the conversion of monetary assets and liabilities between the exchange rate in force on the date of the transaction and the end of the years (except the conversion of investments abroad) are recognized in the statement of income.
2.d. Basis of consolidation
In the financial statements, the investment and all asset and liability balances, income and expenses arising from transactions and equity interests in subsidiaries are eliminated in full. Investments in jointly controlled companies are maintained using the equity method in the consolidated financial statements.
Significant information on the investees is presented in Note 12.b.
2.e. Segment reporting
Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated on a regular basis by the chief operating decision maker in determining how to allocate resources to an individual segment and in evaluating the segment's performance. Considering that: (i) all decisions are made based on consolidated reports; (ii) the mission of the Company and its subsidiaries is to provide its customers with quality telecommunications services; and (iii) all decisions relating to strategic, financial planning, purchasing, investments and application of resources are made on a consolidated basis Management's conclusion is that the Company and its subsidiaries operate in a single operational segment providing services telecommunications.
2.f. Material accounting practices
Material accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company's financial statements are included in the respective notes to which they refer.
The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2025 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2024 except for the changes required by the new pronouncements, interpretations and amendments, approved by the International Accounting Standards Board (IASB), which are effective from January 1, 2025, as follows:
•Amendments to IAS 21 – Effects of changes in exchange rates and conversion of financial statements: In August 2023, the IASB amended IAS 21 – Effects of Changes in Exchange Rates and Translation of Financial Statements, adding new requirements to help entities determine whether a currency is convertible into another currency and, when it is not, what spot exchange rate should be used. Prior to these amendments, IAS 21 only specified the exchange rate to be used when the lack of convertibility was temporary.
The adoption of these amendments did not have any impact on the consolidated financial statements in the initial period of adoption (January 1, 2025).
New IFRS pronouncements, issuances, amendments, and IASB interpretations
The new standards and interpretations, as well as any amendments issued but not yet in effect as of the date of issuance of the Company's consolidated financial statements, are described below. The Company intends to adopt these new standards, interpretations, and amendments, if applicable, when they become effective.
•Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7: On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 To address recent practical issues, improve understanding, and include new requirements applicable to companies in general and not just financial institutions, the amendments: (i) clarify the recognition and derecognition dates of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; (ii) clarify and add further guidance for assessing whether a financial asset meets the criteria for exclusive principal and interest payments (“SPPI”), including situations where a contingent event occurs; (iii) add new disclosures for certain instruments with contractual terms that may alter cash flows (such as some financial instruments with features linked to compliance with environmental, social, and governance targets); and (iv) update disclosures for equity instruments designated at fair value through other comprehensive income (“FVOCI”).. Effective for annual periods beginning on or after 1 January 2026.
•Annual Improvements to International Financial Reporting Standards (IFRS) - Volume 11: The annual improvements are limited to changes that aim to clarify the wording of some international accounting standards (IFRS Accounting Standards) or correct relatively minor unintended consequences, omissions, or conflicts between the requirements of the international accounting standards (IFRS Accounting Standards). The changes relate to the following standards: (i) IFRS 1 - "Initial Adoption of International Financial Reporting Standards"; (ii) IFRS 7 - "Financial Instruments: Disclosure and Guidance on Implementation of IFRS 7"; (iii) IFRS 9 - "Financial Instruments"; (iv) IFRS 10 - "Consolidated Financial Statements"; (v) IAS 7 - "Statement of Cash Flows"
Effective for annual periods beginning on or after January 1, 2026. The Company does not expect these changes to have an impact on its financial statements.
•IFRS 18: Presentation and Disclosure in Financial Statements: In April 2024, the IASB issued IFRS 18, which replaces IAS 1. IFRS 18 introduces new requirements for presentation within the income statement, including specified totals and subtotals. In addition, entities are required to classify all income and expenses within the income statement into one of five categories: operating, investing, financing, income taxes and discontinued operations.
The standard also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes new requirements for the aggregation and disaggregation of financial information based on the identified “functions” of the primary financial statements (PFS) and the notes.
IFRS 18 will take effect for reporting periods beginning on or after January 1, 2027, with early application permitted and subject to disclosure, although early adoption is not permitted in Brazil. IFRS 18 will have retrospective application.
•IFRS 19: Subsidiaries without Public Accountability: Disclosures: In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, must not have a public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, that comply with IFRS accounting standards.
IFRS 19 will be effective for reporting periods beginning on or after 1 January 2027, with early application permitted and required to be disclosed, although in Brazil early adoption is not permitted.
The Company is currently working to identify the impacts that the new standards and amendments will have on the financial statements.
The Company did not early adopt any new accounting statements or interpretations, the application of which is not mandatory.
2.g. Significant accounting judgments estimates and assumptions
The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company's Management in applying its accounting policies. These estimates are based on experience, best knowledge, information available at the year end date and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Actual results involving these estimates could differ in values from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.
The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: corporate events in 2025 (Business Combinations), trade accounts receivable; deferred income and social contribution taxes; property and equipment; intangible assets; impairment of non-financial assets; provision and contingencies; loans and financing, debentures, leases and other creditors; pension plans and other post-employment benefits; and financial instruments and risk and capital management.